ORDINARY SHARE (Details) - USD ($)		12 Months Ended
	May 17, 2021	Dec. 31, 2023	Dec. 31, 2022
ORDINARY SHARE
Authorized share capital		$ 500,000
Ordinary shares, authorized		5,000,000,000
Class A Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized		4,900,000,000	4,900,000,000
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, outstanding		138,575,010	137,719,542
Class B Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized		50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Shares converted to Class A ordinary shares (in shares)	1,440,000
Ordinary shares, outstanding		16,542,020	16,542,020
Other classes, Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized		50,000,000
Ordinary shares, par value (in dollars per share)		$ 0.0001